Leniency agreement with authorities (Tables)	12 Months Ended
Dec. 31, 2021
Leniency Agreement With Authorities
The Company already has paid R$2,752,711, distributed as shown below:

The Company already has paid R$2,752,711, distributed as shown below:

Agreements signed with:	AGU FCG and MPF	DoJ	OAG	MPF	SEC	Total
Amounts paid	559,896	296,591	407,300	1,282,464	206,460	2,752,711

(*) Swiss Office of the Attorney General (“OAG”).